KinerjaPay Corp. - Statements of Operations	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0
Expenses:
General and administrative	1,350,151	9,148	44,932	108,240
Total general and administrative expenses	1,350,151	9,148	44,932	108,240
Loss from operations	(1,350,151)	(9,148)	(44,932)	(108,240)
Other income (expenses) :
Loss on debt conversion	(9,003)	0	(11,809)	(9,161)
Interest expense	(3)	(3,315)	(37,058)	(70,864)
Amortization of debt discount	0	(15,975)	(199,305)	0
Total costs and expenses	(1,359,157)	(28,438)	(293,104)	(188,265)
Net loss before income taxes	$ (1,359,157)	$ (28,438)	$ 0	$ 0
Provision for income tax	0	0	0	0
Net loss	$ (1,359,157)	$ (28,438)	$ (293,104)	$ (188,265)
(Loss) per common share - basic and diluted | $ / shares	$ (0.21)	$ (0.01)	$ (0.06)	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted | shares	6,412,325	4,508,333	4,542,505	4,506,118